Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax Aware Overlay B Portfolio

June 30, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 65.5%
Long-Term Municipal Obligations – 62.3%
Alabama – 3.3%
Black Belt Energy Gas District (Bank of America Corp.) Series 2026-C 5.25%, 06/01/2036	U.S.$	1,000	$1,077,537
Black Belt Energy Gas District (Goldman Sachs Group) Series 2025-G 5.00%, 10/01/2035		1,000	1,054,066
Series 2026-E 5.00%, 07/01/2033		1,000	1,047,305
Series 2026-H 3.782% (SOFR + 1.35%), 12/01/2031(a)		1,500	1,498,293
Black Belt Energy Gas District (Pacific Life Insurance) Series 2025-D 5.00%, 12/01/2055		1,945	2,054,736
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035		1,000	1,055,534
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055		355	384,113
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030		1,000	1,068,128
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		2,000	2,032,797
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035		1,000	1,088,259
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		1,000	1,056,539
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		1,100	1,154,383

			14,571,690

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)		520	536,583

Arizona – 1.7%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2038		600	602,535
4.00%, 11/01/2039		750	751,125
5.00%, 11/01/2035		850	903,572

	Principal Amount (000)		U.S. $ Value
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	U.S.$	2,000	$2,023,741
Series 2024 4.00%, 06/01/2049		1,000	1,015,615
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	935,876
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,248,434

			7,480,898

California – 14.3%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.97% (MUNIPSA + 0.30%), 04/01/2056(a)		2,000	1,993,816
3.08% (MUNIPSA + 0.41%), 04/01/2056(a)		2,000	1,987,103
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		1,000	1,058,919
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.068% (SOFR + 1.63%), 07/01/2053(a)		2,200	2,231,859
4.108% (SOFR + 1.67%), 02/01/2054(a)		1,000	1,018,369
5.00%, 02/01/2054		1,000	1,060,830
California Community Choice Financing Authority (New York Life Insurance) Series 2026 5.00%, 06/01/2036(c)		1,000	1,084,203
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056		1,000	1,071,187
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)		1,500	1,199,003
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)		595	454,123
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2031(b)		540	535,560
California Health Facilities Financing Authority (Sutter Health) Series 2018-A 5.00%, 11/15/2030		900	929,865
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		1,626	1,656,719
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		1,834	1,819,448
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035		1,864	1,887,141
Series 2021-2, Class X 0.826%, 03/25/2035(d)		2,795	99,647

	Principal Amount (000)		U.S. $ Value
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	U.S.$	1,000	$999,720
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 5.00%, 12/31/2028		1,700	1,762,153
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,627,008
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2029(b)		305	313,576
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)		1,000	1,036,307
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2042(b)		1,000	1,019,978
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(b)		415	414,093
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)		250	250,029
California State University (California State University) Series 2020-D 1.49%, 11/01/2028		400	375,658
Series 2021-B 2.374%, 11/01/2035		1,000	821,967
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2019 5.00%, 06/01/2034(b)		375	385,301
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(b)		500	516,397
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2029(b)		145	147,349
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2028		1,505	1,509,153
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2019 5.00%, 05/15/2031		485	511,832
Series 2022-A 5.00%, 05/15/2035		1,000	1,089,869
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2031		1,000	1,017,912

	Principal Amount (000)		U.S. $ Value
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	U.S.$	305	$305,586
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 4.00%, 08/01/2047(b)		100	95,084
Coronado Community Development Agency Successor Agency (Coronado Community Development Agency Successor Agency) Series 2018-A 5.00%, 09/01/2033		470	470,572
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)		475	422,775
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)		1,000	860,328
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)		1,000	841,917
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)		1,300	1,135,127
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)		935	826,251
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)		2,700	2,372,662
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)		1,000	801,164
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-A 5.00%, 07/01/2039		1,000	1,090,723
Series 2024-B 5.00%, 07/01/2039		1,000	1,090,722
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2020-B 5.00%, 07/01/2028		365	381,526
5.00%, 07/01/2029		455	482,486
Middle Fork Project Finance Authority (Middle Fork Project Finance Authority) Series 2020 5.00%, 04/01/2033		450	474,561
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037		1,000	1,010,120
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.197% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)		5,125	4,833,914

	Principal Amount (000)		U.S. $ Value
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	U.S.$	2,000	$2,223,084
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027		750	751,634
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		1,400	1,469,519
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039		1,000	1,090,568
State of California (State of California) Series 2023 6.00%, 03/01/2033		1,000	1,073,349
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2030		960	1,025,124
University of California (University of California) Series 2023-B 4.693%, 05/15/2033		1,500	1,507,243

			63,522,133

Colorado – 1.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2032		1,615	1,683,019
5.00%, 12/01/2036		1,500	1,682,511
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		500	497,393
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)		1,000	1,084,348
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050		102	89,672
AG Series 2020 5.00%, 12/01/2027		105	108,298
5.00%, 12/01/2033		110	116,229
5.00%, 12/01/2050		300	303,444

			5,564,914

District of Columbia – 0.5%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2030		1,910	1,993,500
Series 2025-A 5.00%, 10/01/2035		390	436,381

			2,429,881

	Principal Amount (000)		U.S. $ Value

Florida – 3.6%
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2031	U.S.$	1,020	$1,106,030
5.00%, 10/01/2034		2,000	2,221,359
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030		100	85,064
Zero Coupon, 10/01/2031		100	81,532
Zero Coupon, 10/01/2032		200	156,225
Zero Coupon, 10/01/2034		100	71,347
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)		1,000	1,064,349
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044		1,000	1,028,043
Series 2024 5.00%, 10/01/2037		3,000	3,303,282
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2042		1,000	1,094,620
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2020 Assessment Country Club East) AG Series 2020 2.50%, 05/01/2033		1,830	1,646,525
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2031		3,590	3,690,399
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(e)(f)(g)		950	190,000

			15,738,775

Georgia – 1.7%
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2021-A 5.00%, 07/01/2029		640	685,326
Series 2021-B 5.00%, 07/01/2029		600	642,493
Series 2021-C 5.00%, 07/01/2035		2,350	2,529,104
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2030		400	425,014
Main Street Energy, Inc. (Bank of Nova Scotia (The)) Series 2026-A 5.00%, 10/01/2033		1,000	1,064,813
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2024-C 5.00%, 12/01/2054		2,000	2,117,059

	Principal Amount (000)		U.S. $ Value
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2028	U.S.$	180	$186,437

			7,650,246

Guam – 0.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 2.899%, 10/01/2027		200	195,967
3.099%, 10/01/2028		100	96,474
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	100,386
5.00%, 12/01/2029		245	246,001
5.00%, 12/01/2030		390	391,512
5.00%, 12/01/2032		360	361,202
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		250	260,683
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2040		1,000	1,042,905

			2,695,130

Hawaii – 0.2%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2041		1,000	1,085,096

Illinois – 2.1%
Chicago Board of Education (Chicago Board of Education) Series 2010 6.319%, 11/01/2029		1,000	978,348
Series 2025-B 6.00%, 12/01/2038		1,000	1,097,797
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-C 5.00%, 01/01/2033		1,500	1,649,930
Series 2025-A 5.00%, 01/01/2037		1,000	1,098,104
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(b)		1,000	1,035,657
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042		995	964,057
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-B 5.00%, 12/15/2030		1,400	1,433,695
State of Illinois (State of Illinois) Series 2024-B 5.25%, 05/01/2043		1,000	1,074,382

			9,331,970

	Principal Amount (000)		U.S. $ Value

Indiana – 0.2%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e)(g)	U.S.$	27	$2
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2023-B 5.00%, 10/01/2062		1,000	1,038,658

			1,038,660

Kentucky – 1.3%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2027		380	383,952
5.00%, 02/01/2030		255	269,957
5.00%, 02/01/2031		295	312,323
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2044		1,210	1,294,390
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2031		3,445	3,476,284

			5,736,906

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031		721	727,446
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,555,559
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(b)		515	566,468
6.10%, 12/01/2040(b)		500	550,554

			3,400,027

Massachusetts – 1.1%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031		346	343,147
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045		1,000	1,096,553
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2042(c)		1,000	1,079,154
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-C 5.00%, 08/01/2040		2,000	2,238,997

			4,757,851

Michigan – 2.4%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2028		1,475	1,520,255
5.00%, 04/01/2029		1,000	1,029,101

	Principal Amount (000)		U.S. $ Value
5.00%, 04/01/2030	U.S.$	600	$617,006
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		585	556,139
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2030		2,000	2,065,311
5.00%, 06/30/2033		1,090	1,120,242
South Lyon Community Schools (South Lyon Community Schools) Series 2016 5.00%, 05/01/2028		3,640	3,646,755

			10,554,809

Minnesota – 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		1,000	1,073,073

Mississippi – 0.2%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(b)		1,100	1,024,343

Missouri – 0.1%
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027		255	258,937

Nevada – 0.3%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.00%, 06/01/2045		1,350	1,468,708

New Hampshire – 1.6%
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)		741	741,123
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		1,577	1,602,789
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036		1,892	1,926,917
Series 2022-1, Class X 0.350%, 09/20/2036(d)		3,548	62,861
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		1,897	1,885,948
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.597%, 08/20/2039(d)		983	36,508
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041		999	979,010

			7,235,156

	Principal Amount (000)		U.S. $ Value

New Jersey – 1.8%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	U.S.$	715	$715,991
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2029		1,630	1,632,436
5.00%, 06/15/2030		1,675	1,677,426
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2029		160	168,608
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043		1,000	1,096,877
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2028		2,450	2,541,455

			7,832,793

New York – 7.1%
Albany County Airport Authority (Albany County Airport Authority) Series 2020-B 5.00%, 12/15/2026		145	146,287
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(b)		495	503,439
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(b)		300	273,021
Build NYC Resource Corp. (Metropolitan College of New York) 5.25%, 11/01/2029		361	289,169
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027		1,385	1,343,382
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		815	814,049
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	296,113
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2042		1,000	1,020,747
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2028		1,540	1,552,560
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(b)		370	379,470

	Principal Amount (000)		U.S. $ Value
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030	U.S.$	955	$1,018,948
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2045		1,000	1,082,573
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056		1,000	1,033,207
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)		350	350,280
7.25%, 11/15/2044(b)		100	100,175
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		2,755	2,669,119
2.625%, 09/15/2069		320	304,206
2.80%, 09/15/2069		4,620	4,372,174
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	994,273
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		1,000	914,997
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045		1,000	1,086,326
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2032		1,495	1,530,610
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 4.00%, 12/01/2042		2,000	1,885,355
5.00%, 12/01/2040		1,000	1,047,519
New York Transportation Development Corp. (JFK NTO LLC) AG Series 2024 4.25%, 06/30/2042		1,675	1,656,357
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2019 5.00%, 11/01/2031		1,455	1,538,485
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		1,000	850,424
Series 2022 5.00%, 05/15/2034		500	556,666
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	326,001
5.00%, 09/01/2032		415	442,721
5.00%, 09/01/2033		1,000	1,064,513

			31,443,166

	Principal Amount (000)		U.S. $ Value

Ohio – 1.9%
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	U.S.$	1,000	$1,093,516
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2028		3,000	3,024,411
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,078,852
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	382,174
5.25%, 01/01/2035		750	803,706
5.25%, 01/01/2038		1,110	1,174,980
5.25%, 01/01/2039		780	822,841

			8,380,480

Oklahoma – 0.4%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045		1,000	942,685
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	1,043,470

			1,986,155

Other – 1.8%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038		1,195	1,019,945
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2021-ML10) Series 2021-ML10, Class ACA 2.046%, 06/25/2038		933	793,502
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.687%, 10/25/2040		983	1,023,660
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041		990	1,039,049
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 4.837%, 03/25/2042		998	1,043,852
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FRTEB 2026-M074) Series 2026-M074, Class AUS 4.028% (CME Term SOFR + 0.40%), 08/25/2041(a)		999	1,017,402
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M051) Series M051, Class A 2.65%, 06/15/2035		2,116	1,862,808

			7,800,218

Pennsylvania – 2.5%
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027		1,250	1,274,253

	Principal Amount (000)		U.S. $ Value
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.50%, 06/30/2041	U.S.$	3,300	$3,548,679
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 3.37% (MUNIPSA + 0.70%), 11/15/2047(a)		2,000	1,993,986
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044		1,000	1,100,445
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		455	465,602
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.334% (SOFR + 0.80%), 09/01/2040(a)(b)		2,500	2,491,168

			10,874,133

Puerto Rico – 1.2%
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		1,240	1,268,751
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		458	457,083
6.625%, 01/01/2028		3,494	3,485,020

			5,210,854

South Carolina – 1.5%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2023 5.25%, 02/01/2054		5,000	5,379,091
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2024-A 5.00%, 12/01/2044		1,000	1,077,624

			6,456,715

Tennessee – 1.0%
Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2045		1,000	1,028,642
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2019-B 5.00%, 07/01/2032		1,205	1,281,299
Series 2026-B 5.00%, 07/01/2037		1,000	1,109,669
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035		1,000	1,057,375

			4,476,985

Texas – 2.2%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		300	300,360

	Principal Amount (000)		U.S. $ Value
Series 2024-B 5.25%, 07/15/2034	U.S.$	1,000	$1,077,620
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043		1,000	1,026,944
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.25%, 11/01/2039		1,000	1,104,125
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,101,258
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)		870	871,362
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		2,915	3,087,957
Texas Municipal Gas Acquisition & Supply Corp. V (Citigroup, Inc.) Series 2026 5.00%, 04/01/2036		1,000	1,057,679

			9,627,305

Virginia – 0.3%
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,173,637

Washington – 0.7%
Port of Seattle WA (Port of Seattle WA) Series 2022 5.00%, 08/01/2033		1,000	1,095,300
Series 2025-B 5.00%, 10/01/2034		1,000	1,113,718
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035		1,046	1,008,910

			3,217,928

West Virginia – 0.4%
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		1,680	1,664,178

Wisconsin – 1.9%
State of Wisconsin (State of Wisconsin) Series 2021-2 5.00%, 05/01/2035		750	805,771
University of Wisconsin Hospitals & Clinics (University of Wisconsin Hospitals & Clinics Authority Obligated Group) Series 2024-B 5.00%, 04/01/2054		2,000	2,169,472
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)		1,400	1,465,265

	Principal Amount (000)		U.S. $ Value
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	U.S.$	1,000	$1,045,889
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2040		1,000	872,763
Series 2022 5.00%, 02/01/2032		1,000	1,001,559
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2028(b)		680	704,608
5.00%, 10/01/2029(b)		400	419,329

			8,484,656

Total Long-Term Municipal Obligations (cost $280,523,083)			275,784,989

Short -Term Municipal Notes – 3.2%
California – 1.6%
City of Los Angeles CA (City of Los Angeles CA) Series 2026 5.00%, 06/24/2027(c)		5,000	5,107,157
County of Los Angeles CA (County of Los Angeles CA) Series 2026-A 5.00%, 06/30/2027(c)		1,775	1,817,680

			6,924,837

Connecticut – 0.2%
City of Danbury CT (City of Danbury CT) Series 2026 4.00%, 02/22/2027		1,000	1,008,514

Georgia – 0.2%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026		1,000	1,005,686

New Jersey – 0.9%
City of Hoboken NJ (City of Hoboken NJ) Series 2026-A 4.00%, 03/08/2027		1,000	1,008,785
County of Hudson NJ (County of Hudson NJ) Series 2026 4.00%, 02/24/2027		1,000	1,008,523
Essex County Improvement Authority (County of Essex NJ) Series 2026 4.00%, 03/12/2027		1,000	1,009,083
Monmouth County Improvement Authority (The) (Monmouth County Improvement Authority/The) Series 2026 4.00%, 03/12/2027		1,000	1,009,495

			4,035,886

	Principal Amount (000)		U.S. $ Value

New York – 0.3%
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2026 4.00%, 03/05/2027	U.S.$	1,000	$1,009,758

Total Short -Term Municipal Notes (cost $14,005,535)			13,984,681

Total Municipal Obligations (cost $294,528,618)			289,769,670

	Shares

INVESTMENT COMPANIES – 19.6%
Funds and Investment Trusts – 19.6%(h)
iShares Core MSCI EAFE ETF		184,227	17,792,644
State Street SPDR S&P 500 ETF Trust		92,165	68,826,057

Total Investment Companies (cost $31,746,013)			86,618,701

COMMON STOCKS – 4.3%
Information Technology – 1.4%
Communications Equipment – 0.1%
Arista Networks, Inc.(e)		486	82,562
Ciena Corp.(e)		22	10,792
Cisco Systems, Inc.		2,312	271,568
F5, Inc.(e)		123	51,163
Motorola Solutions, Inc.		217	90,118
Nokia Oyj		1,645	21,938

			528,141

Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp. - Class A		876	154,456
Celestica, Inc.(e)		52	18,965
Corning, Inc.		115	29,374
Fabrinet(e)		12	6,745
Halma PLC		757	39,567
Jabil, Inc.		47	18,118
Keyence Corp.		134	67,735
Kyocera Corp.		1,948	43,203
TE Connectivity PLC		52	10,484
Teledyne Technologies, Inc.(e)		76	50,684
Yokogawa Electric Corp.		397	13,952

			453,283

IT Services – 0.1%
Accenture PLC - Class A		385	47,909
CGI, Inc.		341	22,041
Cognizant Technology Solutions Corp. - Class A		511	19,791
Fujitsu Ltd.		1,412	28,056
Indra Sistemas SA		139	7,624
International Business Machines Corp.		201	56,523
NEC Corp.		503	12,144
Nomura Research Institute Ltd.		761	21,349
Obic Co., Ltd.		728	17,097
Otsuka Corp.		396	6,780
Twilio, Inc. - Class A(e)		31	6,396
VeriSign, Inc.		146	36,728

			282,438

Semiconductors & Semiconductor Equipment – 0.6%
Advanced Micro Devices, Inc.(e)		37	21,494
Advantest Corp.		337	69,330
Analog Devices, Inc.		25	9,929
Applied Materials, Inc.		439	317,397
ASM International NV		16	18,400
ASML Holding NV		213	421,777
BE Semiconductor Industries NV		36	11,889

	Shares	U.S. $ Value
Broadcom, Inc.	1,466	$553,782
Credo Technology Group Holding Ltd.(e)	39	10,606
Disco Corp.	40	20,809
First Solar, Inc.(e)	54	12,742
KLA Corp.	640	193,094
Lam Research Corp.	659	285,565
Lasertec Corp.	59	18,741
Marvell Technology, Inc.	65	19,363
Micron Technology, Inc.	14	16,160
Nova Ltd.(e)	17	9,041
NVIDIA Corp.	2,990	598,269
Qnity Electronics, Inc.	45	7,349
QUALCOMM, Inc.	326	60,242
STMicroelectronics NV	233	17,235
Teradyne, Inc.	60	29,030
Texas Instruments, Inc.	365	108,796
Tokyo Electron Ltd.	164	79,516
Tower Semiconductor Ltd.(e)	20	5,178

		2,915,734

Software – 0.3%
Adobe, Inc.(e)	276	56,585
AppLovin Corp. - Class A(e)	110	56,675
Autodesk, Inc.(e)	177	34,412
Cadence Design Systems, Inc.(e)	121	45,414
Check Point Software Technologies Ltd.(e)	137	18,006
Cloudflare, Inc. - Class A(e)	54	13,245
Constellation Software, Inc./Canada	27	50,830
Crowdstrike Holdings, Inc. - Class A(e)	14	10,684
Dassault Systemes SE	523	10,668
Descartes Systems Group, Inc. (The)(e)	149	10,320
Fair Isaac Corp.(e)	4	4,779
Fortinet, Inc.(e)	424	65,135
Gen Digital, Inc.	488	12,146
Intuit, Inc.	174	45,414
Microsoft Corp.	1,576	587,880
Oracle Corp.	21	3,078
Palantir Technologies, Inc. - Class A(e)	967	112,820
Palo Alto Networks, Inc.(e)	117	39,899
PTC, Inc.(e)	86	9,770
Roper Technologies, Inc.	171	57,865
Sage Group PLC (The)	1,272	13,800
Salesforce, Inc.	163	25,536
SAP SE	562	86,631
ServiceNow, Inc.(e)	240	23,827
Tyler Technologies, Inc.(e)	59	17,255
Workday, Inc. - Class A(e)	64	7,835
Xero Ltd.(e)	128	6,435
Zoom Communications, Inc.(e)	90	7,768

		1,434,712

Technology Hardware, Storage & Peripherals – 0.2%
Apple, Inc.	2,003	579,588
Canon, Inc.	1,332	34,113
FUJIFILM Holdings Corp.	1,606	34,358
Logitech International SA (REG)	72	6,754
NetApp, Inc.	74	11,453
Seagate Technology Holdings PLC	15	14,475
Western Digital Corp.	121	77,285

		758,026

		6,372,334

Health Care – 0.6%
Biotechnology – 0.1%
AbbVie, Inc.	169	42,527
Alnylam Pharmaceuticals, Inc.(e)	52	15,654
Amgen, Inc.	57	20,641
Argenx SE(e)	51	47,270
Genmab A/S(e)	19	5,209

	Shares	U.S. $ Value
Gilead Sciences, Inc.	850	$107,389
Incyte Corp.(e)	279	31,627
Neurocrine Biosciences, Inc.(e)	56	9,438
Regeneron Pharmaceuticals, Inc.	46	28,683
United Therapeutics Corp.(e)	38	20,590
Vertex Pharmaceuticals, Inc.(e)	206	102,326

		431,354

Health Care Equipment & Supplies – 0.0%
Abbott Laboratories	455	41,287
Boston Scientific Corp.(e)	199	8,493
Dexcom, Inc.(e)	131	8,823
Edwards Lifesciences Corp.(e)	386	34,918
Fisher & Paykel Healthcare Corp., Ltd.	245	5,442
Hoya Corp.	144	23,227
IDEXX Laboratories, Inc.(e)	46	24,216
Intuitive Surgical, Inc.(e)	116	46,131
ResMed, Inc.	61	11,888
Sonova Holding AG (REG)	21	4,984
Straumann Holding AG (REG)	47	6,178

		215,587

Health Care Providers & Services – 0.1%
Cardinal Health, Inc.	102	24,231
Cencora, Inc.	308	87,158
Cigna Group (The)	51	14,060
Elevance Health, Inc.	91	35,192
HCA Healthcare, Inc.	38	14,816
McKesson Corp.	86	64,982
Quest Diagnostics, Inc.	116	24,586
UnitedHealth Group, Inc.	50	20,781

		285,806

Health Care Technology – 0.0%
Pro Medicus Ltd.	33	4,666
Veeva Systems, Inc. - Class A(e)	56	9,938

		14,604

Life Sciences Tools & Services – 0.0%
Agilent Technologies, Inc.	103	13,682
Waters Corp.(e)	37	13,876
West Pharmaceutical Services, Inc.	26	9,334

		36,892

Pharmaceuticals – 0.4%
Astellas Pharma, Inc.	2,687	35,943
AstraZeneca PLC	609	113,703
Bristol-Myers Squibb Co.	760	43,791
Chugai Pharmaceutical Co., Ltd.	269	12,426
Daiichi Sankyo Co., Ltd.	678	10,902
Eli Lilly & Co.	385	461,781
Galderma Group AG(e)	19	4,322
GSK PLC	1,759	46,179
Johnson & Johnson	1,360	345,399
Merck & Co., Inc.	1,435	184,397
Novartis AG (REG)	1,328	207,556
Novo Nordisk A/S - Class B	1,655	79,485
Orion Oyj - Class B	75	6,161
Otsuka Holdings Co., Ltd.	233	15,508
Roche Holding AG	320	131,548
Sanofi SA	284	24,283
Shionogi & Co., Ltd.	572	9,773
Takeda Pharmaceutical Co., Ltd.	1,376	43,860
Zoetis, Inc.	157	11,282

		1,788,299

		2,772,542

Industrials – 0.5%
Aerospace & Defense – 0.1%
Airbus SE	189	42,051
Curtiss-Wright Corp.	12	9,093

	Shares	U.S. $ Value
General Dynamics Corp.	128	$45,343
General Electric Co.	336	125,573
Honeywell Aerospace, Inc.(e)	110	24,319
Howmet Aerospace, Inc.	154	41,404
Kongsberg Gruppen ASA	226	6,811
Lockheed Martin Corp.	141	71,834
MTU Aero Engines AG	21	8,751
Northrop Grumman Corp.	121	61,626
Rheinmetall AG	22	25,031
Rolls-Royce Holdings PLC	3,146	60,308
RTX Corp.	65	12,332
Singapore Technologies Engineering Ltd.	1,232	9,923
Thales SA	31	7,967

		552,366

Air Freight & Logistics – 0.0%
CH Robinson Worldwide, Inc.	46	8,663
Expeditors International of Washington, Inc.	65	10,594
United Parcel Service, Inc. - Class B	266	28,595

		47,852

Building Products – 0.0%
Geberit AG (REG)	18	12,012
Lennox International, Inc.	16	9,167
Trane Technologies PLC	90	44,204

		65,383

Commercial Services & Supplies – 0.1%
Cintas Corp.	178	30,274
Copart, Inc.(e)	348	9,810
GFL Environmental, Inc.	104	3,824
Republic Services, Inc.	334	71,169
Rollins, Inc.	481	20,077
Secom Co., Ltd.	632	25,107
Veralto Corp.	99	8,780
Waste Connections, Inc.	283	47,173
Waste Management, Inc.	343	76,448

		292,662

Construction & Engineering – 0.0%
Comfort Systems USA, Inc.	17	33,693
EMCOR Group, Inc.	22	18,257

		51,950

Electrical Equipment – 0.1%
ABB Ltd. (REG)	666	72,447
Eaton Corp. PLC	133	56,674
Fujikura Ltd.	558	22,120
GE Vernova, Inc.	5	5,875
Hubbell, Inc.	21	10,987
Rockwell Automation, Inc.	40	19,803

		187,906

Ground Transportation – 0.1%
Canadian National Railway Co.	178	21,242
Central Japan Railway Co.	1,343	28,666
East Japan Railway Co.	1,451	30,323
Hankyu Hanshin Holdings, Inc.	322	8,472
MTR Corp., Ltd. - Class H	2,718	10,601
Old Dominion Freight Line, Inc.	82	17,761
Uber Technologies, Inc.(e)	41	2,959
Union Pacific Corp.	237	64,464
West Japan Railway Co.	370	6,197

		190,685

Industrial Conglomerates – 0.0%
3M Co.	196	31,734
Honeywell International, Inc.	110	24,629
Lifco AB - Class B	147	4,818
Smiths Group PLC	166	5,639

		66,820

	Shares	U.S. $ Value

Machinery – 0.1%
Atlas Copco AB - Class A	1,189	$24,100
Atlas Copco AB - Class B	691	12,250
Caterpillar, Inc.	164	174,644
Cummins, Inc.	55	39,226
Dover Corp.	43	9,644
Epiroc AB - Class A	254	6,969
GEA Group AG	80	5,493
Illinois Tool Works, Inc.	102	27,588
Kone Oyj - Class B	242	13,766
Parker-Hannifin Corp.	41	40,103
Sandvik AB	368	15,197
Schindler Holding AG	17	5,636
Schindler Holding AG (REG)	33	10,490
Snap-on, Inc.	20	8,048
Techtronic Industries Co., Ltd. - Class H	554	9,219
VAT Group AG(b)	12	10,523
Wartsila Oyj Abp	197	7,524

		420,420

Marine Transportation – 0.0%
SITC International Holdings Co., Ltd. - Class H	219	879

Passenger Airlines – 0.0%
ANA Holdings, Inc.	279	5,108
Ryanair Holdings PLC	179	5,595

		10,703

Professional Services – 0.0%
Automatic Data Processing, Inc.	185	41,431
Broadridge Financial Solutions, Inc.	46	6,300
Bureau Veritas SA	174	5,329
Computershare Ltd.	228	6,038
Experian PLC	374	12,605
Paychex, Inc.	154	15,143
Recruit Holdings Co., Ltd.	519	36,111
RELX PLC	664	20,986

		143,943

Trading Companies & Distributors – 0.0%
Fastenal Co.	548	26,320
Ferguson Enterprises, Inc.	81	19,224
WW Grainger, Inc.	20	27,208

		72,752

Transportation Infrastructure – 0.0%
Aena SME SA	1,192	36,323
Aeroports de Paris SA	40	5,216
Getlink SE	528	11,224

		52,763

		2,157,084

Financials – 0.5%
Banks – 0.1%
AIB Group PLC	1,147	13,480
Bank Hapoalim BM	799	18,429
Bank Leumi Le-Israel BM	632	14,143
BOC Hong Kong Holdings Ltd. - Class H	5,296	28,739
Canadian Imperial Bank of Commerce	147	16,928
DBS Group Holdings Ltd.	598	30,280
FinecoBank Banca Fineco SpA	247	6,211
First Citizens BancShares, Inc./NC - Class A	3	6,242
Japan Post Bank Co., Ltd.	350	6,661
Mizrahi Tefahot Bank Ltd.	98	6,491
Nordea Bank Abp	309	5,864
Oversea-Chinese Banking Corp., Ltd.	541	10,382
Royal Bank of Canada	75	15,530
Toronto-Dominion Bank (The)	137	16,657
UniCredit SpA	80	7,170

		203,207

	Shares	U.S. $ Value

Capital Markets – 0.1%
3i Group PLC	383	$12,594
Ameriprise Financial, Inc.	42	19,268
Cboe Global Markets, Inc.	222	53,873
CME Group, Inc.	367	81,044
Deutsche Boerse AG	17	4,637
Hong Kong Exchanges & Clearing Ltd. - Class H	544	25,311
Moody’s Corp.	74	33,516
Partners Group Holding AG	12	9,829
Raymond James Financial, Inc.	56	8,514
Singapore Exchange Ltd.	414	7,724
T. Rowe Price Group, Inc.	87	9,891

		266,201

Consumer Finance – 0.0%
American Express Co.	171	57,841

Financial Services – 0.1%
Adyen NV(e)	10	9,381
Berkshire Hathaway, Inc. - Class B(e)	180	90,070
Infratil Ltd.	1,323	11,606
Mastercard, Inc. - Class A	339	174,111
PayPal Holdings, Inc.	345	14,897
Sofina SA	13	3,311
Visa, Inc. - Class A	992	340,345

		643,721

Insurance – 0.2%
Admiral Group PLC	120	5,667
Allstate Corp. (The)	71	16,894
Aon PLC - Class A	142	47,100
Arch Capital Group Ltd.(e)	289	28,050
Arthur J Gallagher & Co.	52	11,938
Brown & Brown, Inc.	106	6,800
Chubb Ltd.	230	78,370
Fairfax Financial Holdings Ltd.	12	19,738
Great-West Lifeco, Inc.	117	7,455
Hartford Insurance Group, Inc. (The)	102	13,517
iA Financial Corp., Inc.	46	6,352
Intact Financial Corp.	242	49,946
Loews Corp.	187	21,170
Marsh & McLennan Cos., Inc.	467	77,835
Medibank Pvt. Ltd.	1,750	6,013
MS&AD Insurance Group Holdings, Inc.	488	12,649
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	49	27,365
Progressive Corp. (The)	458	100,050
Prudential PLC	923	12,259
QBE Insurance Group Ltd.	494	8,593
Sampo Oyj - Class A	1,982	20,815
Sompo Holdings, Inc.	215	8,168
Swiss Re AG	135	21,458
Tokio Marine Holdings, Inc.	625	27,480
Travelers Cos., Inc. (The)	224	73,947
Tryg A/S	299	6,806
W R Berkley Corp.	358	25,250
Willis Towers Watson PLC	52	13,591
Zurich Insurance Group AG	104	76,922

		832,198

		2,003,168

Communication Services – 0.4%
Diversified Telecommunication Services – 0.1%
AT&T, Inc.	3,557	73,630
Deutsche Telekom AG (REG)	1,463	39,888
Elisa Oyj	247	10,366
HKT Trust & HKT Ltd. - Class H	5,159	7,675
Koninklijke KPN NV	6,761	33,391
NTT, Inc.	50,178	44,635
Orange SA	3,099	58,443
Singapore Telecommunications Ltd.	9,699	33,112

	Shares	U.S. $ Value
Swisscom AG (REG)	43	$33,167
Telia Co. AB	2,099	10,224
Telstra Group Ltd.	4,243	14,880
Verizon Communications, Inc.	1,792	75,873

		435,284

Entertainment – 0.1%
Electronic Arts, Inc.	175	35,882
Liberty Media Corp.-Liberty Formula One - Class C(e)	271	25,783
Netflix, Inc.(e)	2,116	151,082
Nintendo Co., Ltd.	370	15,555
Toho Co., Ltd./Tokyo	425	3,399
Universal Music Group NV	364	7,626

		239,327

Interactive Media & Services – 0.2%
Alphabet, Inc. - Class A	824	294,473
Alphabet, Inc. - Class C	722	255,104
Meta Platforms, Inc. - Class A	901	507,524
REA Group Ltd.	43	4,143
Scout24 SE	130	10,758

		1,072,002

Media – 0.0%
Omnicom Group, Inc.	74	5,389
Publicis Groupe SA	82	8,104

		13,493

Wireless Telecommunication Services – 0.0%
KDDI Corp.	4,448	74,716
SoftBank Corp.	47,885	61,146
T-Mobile US, Inc.	359	60,215
Vodafone Group PLC	9,392	12,431

		208,508

		1,968,614

Consumer Staples – 0.4%
Beverages – 0.1%
Coca-Cola Co. (The)	2,351	191,066
Coca-Cola HBC AG(e)	107	6,975
Keurig Dr. Pepper, Inc.	747	24,449
Kirin Holdings Co., Ltd.	829	14,297
Monster Beverage Corp.(e)	877	84,297
PepsiCo, Inc.	1,047	141,764

		462,848

Consumer Staples Distribution & Retail – 0.1%
Costco Wholesale Corp.	188	175,868
Dollar General Corp.	48	5,525
Jeronimo Martins SGPS SA	146	2,796
Koninklijke Ahold Delhaize NV	407	16,379
Kroger Co. (The)	902	50,088
Loblaw Cos. Ltd.	459	20,823
Walmart, Inc.	1,761	199,451

		470,930

Food Products – 0.1%
Danone SA	200	16,348
General Mills, Inc.	167	5,812
Hershey Co. (The)	184	32,283
Mondelez International, Inc. - Class A	765	44,248
Nestle SA (REG)	1,045	107,180
Tyson Foods, Inc. - Class A	290	16,602

		222,473

Household Products – 0.1%
Church & Dwight Co., Inc.	473	45,824
Colgate-Palmolive Co.	597	54,733
Kimberly-Clark Corp.	48	5,269
Procter & Gamble Co. (The)	1,364	200,017
Reckitt Benckiser Group PLC	267	17,391

		323,234

	Shares	U.S. $ Value

Personal Care Products – 0.0%
Beiersdorf AG	51	$4,393
L’Oreal SA	79	34,630
Unilever PLC	1,098	65,954

		104,977

Tobacco – 0.0%
Imperial Brands PLC	290	10,718
Philip Morris International, Inc.	106	19,176

		29,894

		1,614,356

Consumer Discretionary – 0.2%
Automobile Components – 0.0%
Bridgestone Corp.	302	6,368

Automobiles – 0.0%
Ferrari NV	91	33,824

Broadline Retail – 0.0%
Dollarama, Inc.	268	35,454
MercadoLibre, Inc.(e)	7	11,882
Next PLC	56	10,805
Pan Pacific International Holdings Corp.	1,460	7,400
Wesfarmers Ltd.	443	27,724

		93,265

Hotels, Restaurants & Leisure – 0.1%
Aristocrat Leisure Ltd.	200	8,476
Chipotle Mexican Grill, Inc.(e)	634	21,556
Compass Group PLC	1,297	41,905
Darden Restaurants, Inc.	44	9,064
Evolution AB(b)(e)	79	5,423
McDonald’s Corp.	265	71,632
Oriental Land Co., Ltd./Japan	1,798	27,380
Royal Caribbean Cruises Ltd.	83	26,355
Yum! Brands, Inc.	250	39,965

		251,756

Household Durables – 0.0%
DR Horton, Inc.	93	15,148
Garmin Ltd.	65	15,440
NVR, Inc.(e)	1	6,813
PulteGroup, Inc.	77	10,565

		47,966

Specialty Retail – 0.1%
AutoZone, Inc.(e)	15	47,939
Fast Retailing Co., Ltd.	73	37,401
Industria de Diseno Textil SA	937	59,061
O’Reilly Automotive, Inc.(e)	542	49,913
Ross Stores, Inc.	125	26,606
TJX Cos., Inc. (The)	893	135,289
Ulta Beauty, Inc.(e)	20	9,020
Williams-Sonoma, Inc.	68	15,851

		381,080

Textiles, Apparel & Luxury Goods – 0.0%
Asics Corp.	276	7,507
Deckers Outdoor Corp.(e)	78	7,745
Hermes International SCA	10	18,287
Moncler SpA	88	5,121
Pandora A/S	46	5,285

		43,945

		858,204

Utilities – 0.1%
Electric Utilities – 0.1%
Alliant Energy Corp.	61	4,654
American Electric Power Co., Inc.	81	11,082
Chubu Electric Power Co., Inc.	225	4,251
CLP Holdings Ltd. - Class H	2,317	21,656
Duke Energy Corp.	861	108,985

	Shares	U.S. $ Value
FirstEnergy Corp.	279	$13,264
Hydro One Ltd.(b)	306	12,622
Iberdrola SA	731	18,194
PG&E Corp.	262	4,407
Power Assets Holdings Ltd. - Class H	2,408	17,547
PPL Corp.	169	6,143
Southern Co. (The)	1,103	105,568
Verbund AG	49	3,105
Xcel Energy, Inc.	166	13,330

		344,808

Gas Utilities – 0.0%
Hong Kong & China Gas Co., Ltd. - Class H	13,950	11,585
Osaka Gas Co., Ltd.	378	12,736
Tokyo Gas Co., Ltd.	161	6,097

		30,418

Independent Power and Renewable Electricity Producers – 0.0%
Enlight Renewable Energy Ltd.(e)	43	3,797

Multi-Utilities – 0.0%
Ameren Corp.	158	17,860
CMS Energy Corp.	194	14,841
Consolidated Edison, Inc.	627	69,365
Dominion Energy, Inc.	87	5,941
E.ON SE	215	4,421
Engie SA	315	9,915
WEC Energy Group, Inc.	374	43,672

		166,015

Water Utilities – 0.0%
American Water Works Co., Inc.	71	9,342

		554,380

Materials – 0.1%
Chemicals – 0.1%
Air Liquide SA	90	17,822
Corteva, Inc.	66	5,590
Ecolab, Inc.	81	22,567
Givaudan SA (REG)	3	12,689
Linde PLC	166	86,144
Sherwin-Williams Co. (The)	97	33,399

		178,211

Metals & Mining – 0.0%
Barrick Mining Corp.	202	7,428
BHP Group Ltd.	1,661	69,219
Coeur Mining, Inc.	368	6,006
Fortescue Ltd.	618	8,226
Franco-Nevada Corp.	34	7,094
Kinross Gold Corp.	434	10,276
Lundin Gold, Inc.	67	3,614
Newmont Corp.	140	13,076
Rio Tinto Ltd.	132	15,882
Rio Tinto PLC	349	33,017

		173,838

		352,049

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Cheniere Energy, Inc.	32	7,648
Chevron Corp.	168	27,848
Eni SpA	811	19,027
Expand Energy Corp.	245	22,342
Exxon Mobil Corp.	668	91,329
Galp Energia SGPS SA	249	5,277
Imperial Oil Ltd.	51	5,727
Inpex Corp.	781	15,759
Neste Oyj	349	11,395
Shell PLC	320	12,434
Texas Pacific Land Corp.	30	13,129
TotalEnergies SE	235	18,171

	Shares		U.S. $ Value
Williams Cos., Inc. (The)		434	$32,264

			282,350

Real Estate – 0.0%
Health Care REITs – 0.0%
Ventas, Inc.		105	9,324
Welltower, Inc.		283	64,233

			73,557

Residential REITs – 0.0%
Sun Communities, Inc.		76	9,113

Specialized REITs – 0.0%
Public Storage		55	17,507

			100,177

Total Common Stocks (cost $18,155,460)			19,035,258

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Price EUR Index Expiration: Jun 2027; Contracts: 2,540; Exercise Price: EUR 5,100.00; Counterparty: UBS AG(e)	EUR	12,954,000	330,325
FTSE 100 Index Expiration: Mar 2027; Contracts: 300; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(e)	GBP	2,760,000	51,555
FTSE 100 Index Expiration: Mar 2027; Contracts: 140; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(e)	GBP	1,288,000	24,059
FTSE 100 Index Expiration: Mar 2027; Contracts: 90; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(e)	GBP	828,000	15,466
FTSE 100 Index Expiration: Mar 2027; Contracts: 60; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(e)	GBP	552,000	10,311
Nikkei 225 Index Expiration: Jun 2027; Contracts: 27,000; Exercise Price: JPY 52,500.00; Counterparty: UBS AG(e)	JPY	1,417,500,000	402,772
S&P 500 Index Expiration: May 2027; Contracts: 15,400; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(e)	USD	95,095,000	2,067,440
S&P 500 Index Expiration: May 2027; Contracts: 3,400; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(e)	USD	20,995,000	456,499
S&P 500 Index Expiration: May 2027; Contracts: 1,900; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(e)	USD	11,732,500	255,103

Total Purchased Options - Puts (premium paid $4,562,874)			3,613,530

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Consumer Non-Cyclical – 0.7%
Baylor Scott & White Holdings Series 2021 1.777%, 11/15/2030	U.S.$	1,000	$887,980
Novant Health, Inc. 2.637%, 11/01/2036		1,525	1,212,832
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,000	860,680

Total Corporates - Investment Grade (cost $3,524,430)			2,961,492

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b) (cost $1,546,000)		1,546	1,306,926

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b) (cost $259,540)		260	261,317

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(e)(i)(j) (cost $1,388,269)		76,842	223,610

RIGHTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR) (e)(i)(j) (cost $3)		282	3

SHORT-TERM INVESTMENTS – 7.0%
Investment Companies – 7.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(h)(k)(l) (cost $30,989,630)		30,989,630	30,989,630

Total Investments – 98.3% (cost $386,700,837)(m)			434,780,137
Other assets less liabilities – 1.7%			7,721,824

Net Assets – 100.0%			$442,501,961

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	38	September 2026	$5,786,640	$196,422
Euro STOXX 50 Index Futures	103	September 2026	7,480,236	46,116
MSCI Emerging Markets Index Futures	174	September 2026	15,288,510	(264,272)
MSCI Singapore ETS Index Futures	4	July 2026	147,927	(761)
Nikkei 225 (OSE) Futures	4	September 2026	1,726,744	60,070
OMXS 30 Index Futures	7	July 2026	232,242	4,057
S&P 500 E-Mini Futures	93	September 2026	35,099,362	234,188
S&P Mid 400 E-Mini Futures	11	September 2026	4,273,500	93,516
TOPIX Index Futures	34	September 2026	8,370,614	175,647
Sold Contracts
FTSE 100 Index Futures	5	September 2026	699,139	(6)
S&P/TSX 60 Index Futures	8	September 2026	2,319,140	6,265
SPI 200 Futures	37	September 2026	5,620,359	44,191
U.S. T-Note 2 Yr (CBT) Futures	19	September 2026	3,916,523	(4,669)
U.S. T-Note 10 Yr (CBT) Futures	41	September 2026	4,505,516	(36,998)
U.S. Ultra Bond (CBT) Futures	10	September 2026	1,161,562	(24,829)

				$528,937

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	AUD	1,560	USD	1,116	07/09/2026	$36,110
Barclays Capital, Inc.	USD	4,111	EUR	3,559	09/11/2026	(32,870)
BNP Paribas SA	USD	1,045	AUD	1,458	07/09/2026	(35,959)
Citibank NA	GBP	4,800	USD	6,488	07/16/2026	120,297
Deutsche Bank AG	AUD	1,538	USD	1,101	07/09/2026	36,041
Goldman Sachs Bank USA	NZD	2,544	USD	1,495	07/09/2026	49,779
JPMorgan Chase Bank	USD	754	NZD	1,276	07/09/2026	(28,950)
Morgan Stanley & Co., Inc.	USD	1,173	AUD	1,640	07/09/2026	(37,996)
Morgan Stanley & Co., Inc.	USD	4,454	JPY	709,340	08/27/2026	(72,212)
Morgan Stanley & Co., Inc.	CHF	3,135	USD	3,959	09/11/2026	47,806
Morgan Stanley & Co., Inc.	EUR	10,448	USD	12,166	09/11/2026	192,040
State Street Bank & Trust Co.	AUD	138	USD	99	07/09/2026	3,196
State Street Bank & Trust Co.	CAD	1,356	USD	988	07/09/2026	31,601
State Street Bank & Trust Co.	NZD	7	USD	4	07/09/2026	145
State Street Bank & Trust Co.	USD	753	NZD	1,275	07/09/2026	(28,272)
State Street Bank & Trust Co.	USD	13	NOK	131	09/10/2026	(162)
State Street Bank & Trust Co.	USD	125	SEK	1,206	09/10/2026	156
State Street Bank & Trust Co.	CHF	15	USD	20	09/11/2026	377
UBS	CAD	3,838	USD	2,724	07/09/2026	17,157
UBS	USD	2,595	NZD	4,483	07/09/2026	(48,015)

						$250,269

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.03%	USD	13,424	$(1,102,860)	$(498,033)	$(604,827)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00	Quarterly	3.03	USD	3,713	304,994	257,859	47,135

						$(797,866)	$(240,174)	$(557,692)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	6,600	01/15/2028	1.230%	CPI#	Maturity	$1,442,171	$466,564	$975,607
USD	4,990	01/15/2028	0.735%	CPI#	Maturity	1,289,253	—	1,289,253
USD	6,831	10/15/2029	2.451%	CPI#	Maturity	84,911	—	84,911
USD	3,750	10/15/2029	2.485%	CPI#	Maturity	40,477	—	40,477
USD	7,825	01/15/2030	1.572%	CPI#	Maturity	1,590,265	271,902	1,318,363
USD	7,825	01/15/2030	1.587%	CPI#	Maturity	1,578,490	269,675	1,308,815
USD	1,550	01/15/2030	1.714%	CPI#	Maturity	292,799	38,998	253,801
USD	1,550	01/15/2030	1.731%	CPI#	Maturity	290,122	38,600	251,522
USD	6,700	01/15/2031	2.782%	CPI#	Maturity	581,801	95,859	485,942
USD	6,210	01/15/2031	2.680%	CPI#	Maturity	606,953	99,366	507,587
USD	3,360	01/15/2031	2.989%	CPI#	Maturity	216,600	50,796	165,804

						$8,013,842	$1,331,760	$6,682,082

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,150	08/15/2031	1 Day SOFR	4.027%	Annual	$31,798	$—	$31,798
USD	5,300	09/15/2031	1 Day SOFR	3.768%	Annual	(33,191)	—	(33,191)
USD	8,400	12/03/2031	1 Day SOFR	3.732%	Annual	(66,453)	—	(66,453)
USD	4,700	01/03/2033	1 Day SOFR	3.595%	Annual	(87,692)	—	(87,692)
USD	3,600	01/03/2033	1 Day SOFR	3.477%	Annual	(92,168)	—	(92,168)
USD	4,100	03/25/2033	1 Day SOFR	3.743%	Annual	(41,095)	—	(41,095)
USD	2,100	06/15/2033	1 Day SOFR	3.990%	Annual	9,349	—	9,349
USD	33,000	08/15/2033	3.407%	1 Day SOFR	Annual	1,162,378	—	1,162,378

						$882,926	$—	$882,926

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	5,400	10/23/2029	2.388%	CPI#	Maturity	$412,933	$—	$412,933
Barclays Bank PLC	USD	2,000	10/23/2029	2.388%	CPI#	Maturity	152,938	—	152,938
Barclays Bank PLC	USD	6,400	12/04/2032	2.233%	CPI#	Maturity	877,454	—	877,454
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	411,307	—	411,307
JPMorgan Chase Bank NA	USD	23,000	12/27/2028	2.009%	CPI#	Maturity	3,608,466	—	3,608,466
JPMorgan Chase Bank NA	USD	22,020	01/15/2030	3.493%	CPI#	Maturity	453,944	—	453,944
JPMorgan Chase Bank NA	USD	2,800	01/15/2030	3.493%	CPI#	Maturity	57,722	—	57,722
JPMorgan Chase Bank NA	USD	1,620	01/15/2032	3.325%	CPI#	Maturity	26,239	—	26,239
Morgan Stanley Capital Services LLC	USD	6,800	07/20/2032	2.158%	CPI#	Maturity	1,038,821	—	1,038,821

							$7,039,824	$—	$7,039,824

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,470	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$679,681	$—	$679,681
Citibank NA	USD	6,655	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	362,732	—	362,732

							$1,042,413	$—	$1,042,413

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	142	09/18/2026	$5,734

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2026.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $30,385,096 or 6.9% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	IO - Interest Only.
(e)	Non-income producing security.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security, which represent 0.04% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such security follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	$950,000	$190,000	0.04%

(g)	Defaulted.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Fair valued by the Adviser.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,989,874 and gross unrealized depreciation of investments was $(14,036,081), resulting in net unrealized appreciation of $63,953,793.

As of June 30, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AG – Assured Guaranty Inc.

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

CPI – Consumer Price Index

CVR – Contingent Value Rights

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FHLMC – Federal Home Loan Mortgage Corporation

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index.

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipts

SPI – Share Price Index TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax Aware Overlay B Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Obligations	$-0-	$275,784,989	$-0-	$275,784,989
Short -Term Municipal Notes	-0-	13,984,681	-0-	13,984,681
Investment Companies	86,618,701	-0-	-0-	86,618,701
Common Stocks	14,523,930	4,511,328	-0-	19,035,258
Purchased Options - Puts	-0-	3,613,530	-0-	3,613,530
Corporates - Investment Grade	-0-	2,961,492	-0-	2,961,492
Corporates - Non-Investment Grade	-0-	1,306,926	-0-	1,306,926
Asset-Backed Securities	-0-	261,317	-0-	261,317
Preferred Stocks	-0-	-0-	223,610	223,610
Rights	-0-	-0-	3	3
Short-Term Investments	30,989,630	-0-	-0-	30,989,630

Total Investments in Securities	132,132,261	302,424,263	223,613	434,780,137
Other Financial Instruments(a):
Assets:
Futures	860,472	-0-	-0-	860,472
Forward Currency Exchange Contracts	-0-	534,705	-0-	534,705
Centrally Cleared Credit Default Swaps	-0-	304,994	-0-	304,994
Centrally Cleared Inflation (CPI) Swaps	-0-	8,013,842	-0-	8,013,842
Centrally Cleared Interest Rate Swaps	-0-	1,203,525	-0-	1,203,525
Inflation (CPI) Swaps	-0-	7,039,824	-0-	7,039,824
Interest Rate Swaps	-0-	1,042,413	-0-	1,042,413
Total Return Swaps	-0-	5,734	-0-	5,734
Liabilities:
Futures	(331,535)	-0-	-0-	(331,535)
Forward Currency Exchange Contracts	-0-	(284,436)	-0-	(284,436)
Centrally Cleared Credit Default Swaps	-0-	(1,102,860)	-0-	(1,102,860)
Centrally Cleared Interest Rate Swaps	-0-	(320,599)	-0-	(320,599)

Total	$132,661,198	$318,861,405	$223,613	$451,746,216

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$18,702	$118,434	$106,146	$30,990	$452